---------------
                                  ANNUAL REPORT
                                ---------------
                                 March 31, 1999
                                ---------------



                                   Value Line
                                    Small-Cap
                                     Growth
                                   Fund, Inc.




                                     [LOGO]
                                ---------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Small-Cap Growth Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

As you know, the small-capitalization segment of the U.S. stock market has continued to be a poor place to fish for winning stocks. Nonetheless, the Value Line Small-Cap Growth Fund was able to eke out a small gain of 1.01% in its fiscal year ended March 31, 1999. This was much better than the loss of 15.51% for the average small-cap fund in the same period, as reported by Lipper
Analytical Services, and the loss of 16.26% for the benchmark Russell 2000 Index, an unmanaged index of small-cap stocks.

Simply staying out of trouble was key to the Fund's success in the 12-month period. Actually, it wasn't so simple, because almost daily another small-cap company reported a shortfall in revenue or earnings, often causing an immediate drop of 50% or more in its stock price. Our strict investment discipline has allowed us to avoid most of these negative surprises. We stick with winners: those companies that have established a record of strong earnings momentum and strong stock price momentum. We typically hold about 300 different names, well diversified across sector and industry, which has also helped our performance. In particular, we keep a close watch on the Fund's investment in technology stocks, ensuring that this volatile sector doesn't have too large an influence on performance.

Small-cap stocks should again have their day in the sun, but we cannot say when. Over the long term, this will be an important segment of the stock market in which to stay involved, we believe, allowing participation in some of the fastest-growing companies in the country. In the meantime, we will continue to employ the risk-control measures that have proved effective for your Fund.

Thank you for investing with us.


                            Sincerely,

                            /s/ Jean Bernhard Buttner

                            Jean Bernhard Buttner
                            Chairman and President

May 18, 1999

--------------------------------------------------------------------------------

                                          Value Line Small-Cap Growth Fund, Inc.

Small-Cap Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

For now, at least, our economy continues to move ahead at a brisk pace. Evidence of this ongoing strength can be found in the first quarter's 4.5% increase in gross domestic product, as well as in reports showing further modest gains in manufacturing, retailing, and employment. In fact, the only area of major concern currently is our widening international trade deficit, as faltering business overseas continues to limit demand for American exports. Even with this bleak trade situation, though, it appears unlikely that economic growth will fall short of 3% in the second quarter or 2%-3% in the second half.

Inflation reports take on increasing significance in this setting. That's because the persistence of solid levels of economic growth, along with the continuing increases in oil and gas prices, has the potential to introduce pricing pressures for the first time in years. For now, such fears have not been realized to any sustainable degree. Indeed, many corporations continue to have limited pricing power. Even so, with the economy still moving ahead solidly, with energy prices retaining most of their recent increases, with labor markets still tightening, and with the tab for the war in Kosovo mounting, it is realistic to expect at least a moderately higher rate of inflation in the coming months.

At this juncture, though, we do not see a compelling reason for the Federal Reserve to push interest rates materially higher. We note, however, that as the economic situation starts to improve globally, the temptation for the Fed--which has already signaled that it is now more likely to raise interest rates than to lower them in the weeks ahead--to push up interest rates would increase.

                 COMPARISON OF THE CHANGE IN VALUE OF A $10,000
            INVESTMENT IN THE VALUE LINE SMALL-CAP GROWTH FUND, INC.
                        AND THE RUSSELL 2000 STOCK INDEX*


[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                             Value Line Small Cap      Russell 2000
                               Growth Fund, Inc.        Stock Index
                               -----------------        -----------
                  6/23/93           10,000                10,000
                  9/30/93           11,200                11,142
                  12/31/93          12,106                11,431
                  3/31/94           11,835                11,127
                  6/30/94           11,504                10,691
                  9/30/94           12,086                11,434
                  12/31/94          12,029                11,233
                  3/31/95           12,731                11,741
                  6/30/95           13,639                12,841
                  9/30/95           15,622                14,110
                  12/31/95          14,921                14,415
                  3/31/96           15,733                15,151
                  6/30/96           16,149                15,909
                  9/30/96           16,735                15,963
                  12/31/96          16,465                16,793
                  3/31/97           15,408                15,969
                  6/30/97           18,095                18,558
                  9/30/97           21,305                21,319
                  12/31/97          18,365                20,606
                  3/31/98           19,644                22,678
                  6/30/98           18,410                21,621
                  9/30/98           14,869                17,264
                  12/31/98          19,213                20,080
                  3/31/99           19,842                18,991


                            From 6/23/93+ to 3/31/99.


Performance Data:*
                                                          Average
                                                       Annual Total
                                                          Return
                                                         ---------
1 year ended March 31, 1999.........................        1.01%
5 years ended March 31, 1999........................       10.89%
From June 23, 1993+ to
  March 31, 1999....................................       12.61%

+    Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS (95.7%)

           ADVERTISING (1.5%)
 3,500     Harte-Hanks Inc.......................................    $    96,031
 1,400     Lamar Advertising Co.
               Class "A"*........................................         47,513
 1,700     Omnicom Group, Inc....................................        135,894
 1,200     Young & Rubicam Inc.*.................................         48,900
                                                                     -----------
                                                                         328,338

           AEROSPACE/
             DEFENSE (0.9%)
   500     Alliant Techsystems Inc.*.............................         38,844
 1,700     Aviation Sales Co.*...................................         75,650
   600     General Dynamics Corp.................................         38,550
 1,000     Gulfstream Aerospace Corp.*...........................         43,375
                                                                     -----------
                                                                         196,419

           AIR TRANSPORT (0.7%)
 1,800     Comair Holdings, Inc..................................         42,525
 2,000     SkyWest, Inc..........................................         57,750
 2,000     Southwest Airlines Co.................................         60,500
                                                                     -----------
                                                                         160,775

           APPAREL (1.5%)
 3,500     Chico's FAS, Inc.*....................................         75,250
 2,500     Quiksilver, Inc.*.....................................        105,625
 2,000     Tarrant Apparel Group*................................         84,000
   900     Tommy Hilfiger Corp.*.................................         61,988
                                                                     -----------
                                                                         326,863

           AUTO PARTS--ORIGINAL
             EQUIPMENT (0.9%)
 2,000     Arvin Industries, Inc.................................         67,375
 3,800     Gentex Corp.*.........................................         81,938
 1,300     Strattec Security Corp.*..............................         36,562
                                                                     -----------
                                                                         185,875

           AUTO PARTS--
             REPLACEMENT (0.8%)
 3,000     Midas, Inc............................................        100,125
 1,600     O'Reilly Automotive, Inc.*............................         71,600
                                                                     -----------
                                                                         171,725

           BANK (0.4%)
   600     Chase Manhattan Corp. (The)...........................         48,788
 1,000     Sandy Spring Bancorp, Inc.............................         27,250
                                                                     -----------
                                                                          76,038

           BANK--MIDWEST (0.6%)
   800     Fifth Third Bancorp...................................         52,750
 2,000     First Tennessee National
               Corp..............................................         73,250
                                                                     -----------
                                                                         126,000

           BEVERAGE--
             ALCOHOLIC (0.7%)
1,800      Canandaigua Brands, Inc.
               Class "A"* .......................................         90,675
 1,000     Coors (Adolph) Co.
               Class "B".........................................         54,000
                                                                     -----------
                                                                         144,675

           BUILDING
             MATERIALS (2.1%)
 5,000     Craftmade International, Inc..........................         75,000
 2,000     Dayton Superior Corp.
               Class "A"*........................................         34,750
 3,000     Elcor Corp............................................        105,563
 5,000     Insituform Technologies, Inc.
               Class "A"* .......................................         87,500
 2,200     Jacobs Engineering
               Group Inc. *......................................         86,762
 3,000     NCI Building Systems, Inc.*...........................         70,500
                                                                     -----------
                                                                         460,075

--------------------------------------------------------------------------------

                                          Value Line Small-Cap Growth Fund, Inc.

                                                                  March 31, 1999
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

           CABLE TV (2.5%)
 1,600     Cablevision Systems Corp.
               Class "A"*........................................    $   118,600
 3,500     Century Communications
               Corp. Class "A"*..................................        162,531
 1,500     Comcast Corp. Class "A"...............................         94,406
 2,000     EchoStar Communications
               Corp.  Class "A"* ................................        163,250
                                                                     -----------
                                                                         538,787

           CEMENT &
             AGGREGATES (0.3%)
 1,700     Centex Construction
               Products, Inc.....................................         59,181

           CHEMICAL--
             SPECIALTY (0.7%)
 1,300     Avery Dennison Corp...................................         74,750
 2,000     Park Electrochemical Corp.............................         47,000
 4,000     Uniroyal Technology Corp.*............................         31,750
                                                                     -----------
                                                                         153,500

           COMPUTER &
             PERIPHERALS (1.1%)
 2,400     Cybex Computer Products
               Corp.*............................................         43,050
 5,000     Kofax Image Products, Inc.*...........................         45,000
 2,000     Mercury Computer
               Systems, Inc.*....................................         36,000
 1,400     Pinnacle Systems, Inc.*...............................         63,700
 1,300     Visual Networks, Inc.*................................         48,588
                                                                     -----------
                                                                         236,338

           COMPUTER SOFTWARE
             & SERVICES (11.5%)
 7,000     Acclaim Entertainment, Inc.*..........................         62,562
 2,000     Actuate Software Corp.*...............................         66,000
 1,600     Affiliated Computer
               Services Inc. Class "A"* .........................         73,200
 2,000     American Management
               Systems, Inc.*....................................         68,250
 3,500     Ardent Software, Inc.*................................         56,219
   800     At Home Corp. Series "A"*.............................        126,000
 3,000     Best Software, Inc.*..................................         40,500
 1,000     Citrix Systems, Inc.*.................................         38,125
   900     Comverse Technology, Inc.*............................         76,500
 2,000     Concentric Network Corp.*.............................        149,500
 1,500     Concord Communications,
               Inc.*.............................................         85,500
 2,500     Dendrite International, Inc.*.........................         55,781
 3,000     ECsoft Group PLC (ADR)*...............................         95,625
 2,000     Eidos PLC (ADR)*......................................         64,875
 2,500     Electronics For Imaging Inc.*.........................         97,500
 1,500     FactSet Research
               Systems,Inc.*.....................................         64,875
 1,200     Fiserv, Inc.*.........................................         64,350
 1,400     Great Plains Software, Inc.*..........................         54,163
 1,400     Henry (Jack) &
               Associates, Inc...................................         51,450
 1,000     International Network
               Services*.........................................         69,937
 4,000     Mentor Graphics Corp.*................................         54,000
 2,600     Mercury Interactive Corp.*............................         92,625
   200     NEON Systems, Inc.*...................................         11,000
 2,000     New Dimension
               Software, Ltd.*...................................        103,750
 1,600     New Era of Networks, Inc.*............................        108,400
   500     ONYX Software Corp.*..................................         19,563
   800     Paychex, Inc..........................................         37,950
 1,800     Peregrine Systems, Inc.*..............................         60,525
 3,000     Progress Software Corp.*..............................        102,375
 2,000     Rational Software Corp.*..............................         53,625
 2,000     Siebel Systems, Inc.*.................................         95,000
 1,500     SunGard Data Systems Inc.*............................         60,000
 3,000     Unify Corp.*..........................................         45,000
 1,300     Verio Inc.*...........................................         59,962
 2,000     Verity Inc.*..........................................         67,000
 3,000     Wiztec Solutions Ltd.*................................         53,813
                                                                     -----------
                                                                       2,485,500

--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

           DIVERSIFIED
             COMPANIES (0.2%)
   700     Tyco International, Ltd...............................    $    50,225

           DRUG (5.3%)
 1,400     Amgen Inc.*...........................................        104,825
   900     Andrx Corp.*..........................................         82,013
 1,000     Biogen, Inc.*.........................................        114,312
 1,400     Forest Laboratories, Inc.*............................         78,925
 1,000     Genzyme Corp.--
               General Division*.................................         50,438
 1,200     Gilead Sciences, Inc.*................................         54,600
 2,000     ICOS Corp.*...........................................         67,500
 3,500     King Pharmaceuticals, Inc.*...........................         97,125
 3,300     Medco Research, Inc.*.................................         85,800
 2,400     MedImmune, Inc.*......................................        142,050
 2,100     Millennium Pharmaceuticals,
               Inc. *............................................         65,625
 1,300     QLT PhotoTherapeutics,
               Inc.*.............................................         52,975
 3,100     Roberts Pharmaceutical
               Corp.*............................................         64,325
   800     Sepracor, Inc.*.......................................         89,800
                                                                     -----------
                                                                       1,150,313

           EDUCATIONAL
             SERVICES (1.2%)
 2,400     Advantage Learning
               Systems, Inc.*....................................         74,550
 2,100     Career Education Corp.*...............................         72,712
 4,000     Education Management
               Corp.*............................................        123,000
                                                                     -----------
                                                                         270,262

           ELECTRICAL
             EQUIMENT (1.2%)
 1,000     Corning Inc...........................................         60,000
 2,600     LSI Industries, Inc...................................         43,875
 3,000     Power Integrations, Inc.*.............................         95,250
 1,800     Semtech Corp.*........................................         57,375
                                                                     -----------
                                                                         256,500

           ELECTRONICS (2.1%)
 2,000     CTS Corp..............................................         98,875
 2,000     DII Group, Inc.*......................................         58,500
   500     Gemstar International
               Group Ltd. *......................................         37,625
 2,000     Herley Industries, Inc.*..............................         24,000
   900     Plantronics Inc.*.....................................         56,306
 1,100     Safeguard Scientifics, Inc.*..........................         74,594
   600     Uniphase Corp.*.......................................         69,075
 3,500     Universal Electronics Inc.*...........................         43,750
                                                                     -----------
                                                                         462,725

           ENTERTAINMENT (2.0%)
 1,200     CBS Corp.*............................................         49,125
 3,600     CapRock Communications
               Corp.*............................................         70,200
 1,000     Chancellor Media Corp.*...............................         47,125
   800     Clear Channel
               Communications, Inc.*.............................         53,650
 1,200     Cox Radio, Inc. Class "A"*............................         61,500
 1,200     Time Warner Inc.......................................         85,275
 2,000     USA Networks, Inc.*...................................         71,625
                                                                     -----------
                                                                         438,500

           FINANCIAL
             SERVICES (0.7%)
   900     Providian Financial Corp..............................         99,000
 2,000     United Payors & United
               Providers, Inc.*..................................         46,125
                                                                     -----------
                                                                         145,125

           FOOD PROCESSING (0.5%)
 1,900     Earthgrains Co. (The).................................         42,156
 1,500     Keebler Foods Co.*....................................         54,750
                                                                     -----------
                                                                          96,906

--------------------------------------------------------------------------------

                                          Value Line Small-Cap Growth Fund, Inc.

                                                                  March 31, 1999
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

           FURNITURE/HOME
             FURNISHINGS (2.3%)
 1,800     American Woodmark Corp................................    $    56,925
 2,500     Boyd's Collection,
               Ltd. (The)*.......................................         45,000
 2,600     Department 56, Inc.*..................................         79,137
 1,500     Ethan Allen Interiors, Inc............................         62,344
 1,700     Mohawk Industries, Inc.*..............................         51,000
 3,200     Rowe Companies (The)..................................         32,000
 1,600     Select Comfort Corp.*.................................         44,600
 3,500     Shaw Industries, Inc.*................................         64,750
 3,000     Stanley Furniture Co., Inc.*..........................         58,500
                                                                     -----------
                                                                         494,256

           GROCERY (0.6%)
 1,200     Kroger Co.*...........................................         71,850
 1,000     Safeway Inc.*.........................................         51,312
                                                                     -----------
                                                                         123,162

           HOME APPLIANCE (0.3%)
 1,200     Maytag Corp...........................................         72,450

           HOUSEHOLD
             PRODUCTS (0.7%)
 1,500     Church & Dwight Co., Inc..............................         61,125
 4,000     Salton, Inc.*.........................................         97,750
                                                                     -----------
                                                                         158,875

           INDUSTRIAL
             SERVICES (3.3%)
 1,000     Catalina Marketing Corp.*.............................         85,875
 1,000     Galileo International, Inc............................         48,375
 1,900     Metzler Group Inc. *..................................         59,613
 4,000     Nielsen Media Research, Inc...........................         98,750
 2,000     Profit Recovery Group
               International, Inc. (The)* .......................         79,000
 1,600     QRS Corp.*............................................        100,100
 2,200     Quanta Services, Inc.*................................         55,962
 1,000     SABRE Group Holdings, Inc.
               Class "A"* .......................................         45,375
 2,600     Select Appointments Holdings
               PLC (ADR).........................................         69,388
 3,700     URS Corp.*............................................         66,831
                                                                     -----------
                                                                         709,269

           INSURANCE--
             DIVERSIFIED (0.9%)
   684     American International
               Group, Inc........................................         82,508
 2,200     Blanch (E.W.) Holdings Inc............................        115,500
                                                                     -----------
                                                                         198,008

           INSURANCE--LIFE (0.8%)
 1,000     AFLAC, Inc............................................         54,437
   600     Jefferson-Pilot Corp..................................         40,650
 1,950     Reinsurance Group of
               America, Inc.....................................          82,997
                                                                     -----------
                                                                         178,084

           INTERNET (2.8%)
   800     America Online, Inc.*.................................        116,800
   200     Autoweb.com, Inc.*....................................          7,125
   100     Cheap Tickets, Inc.*..................................          3,363
   700     Exodus Communications,
               Inc.*.............................................         94,150
 3,000     Globix Corp.*.........................................        111,937
   300     Intraware, Inc.*......................................         12,019
   100     iVillage Inc.*........................................         10,050
 2,000     Macromedia Inc.*......................................         90,625
   500     Priceline.com Inc.*...................................         41,437
 1,200     Security First Technologies
               Corp.*............................................         88,200
   500     Ticketmaster Online--
               Citysearch, Inc. Class "B"* ......................         16,813
   100     VerticalNet, Inc.*....................................         10,387
   200     Ziff-Davis Inc.--ZDNet*................................         7,200
                                                                     -----------
                                                                         610,106

--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

           MACHINERY (1.0%)
 2,800     Astec Industries, Inc.*...............................    $    86,450
 1,200     Ingersoll-Rand Co.....................................         59,550
 1,500     Manitowoc Co., Inc....................................         62,812
                                                                     -----------
                                                                         208,812

           MANUFACTURED
             HOUSING/
             RECREATIONAL
             VEHICLES (0.7%)
 2,250     Monaco Coach Corp.*...................................         51,891
 2,000     National R.V. Holdings, Inc.*.........................         44,250
 4,000     Winnebago Industries, Inc.............................         56,000
                                                                     -----------
                                                                         152,141

           MEDICAL SERVICES (2.6%)
 1,400     Advance Paradigm, Inc.*...............................         88,463
 1,400     Express Scripts, Inc.
               Class "A"*........................................        120,312
 7,000     Hooper Holmes, Inc....................................        109,375
 3,500     Res-Care, Inc.*.......................................         78,969
 1,700     Sunrise Assisted Living Inc.*.........................         77,456
 3,000     Veterinary Centers of
               America, Inc.*....................................         42,375
   500     WellPoint Health Networks
               Inc. *............................................         37,906
                                                                     -----------
                                                                         554,856

           MEDICAL SUPPLIES (6.4%)
 1,000     Allergan, Inc.........................................         87,875
 2,800     Alpharma Inc. Class "A"...............................        109,900
 1,200     AmeriSource Health Corp.
               Class "A"* .......................................         41,025
 2,000     Bergen Brunswig Corp.
               Class "A".........................................         40,000
 3,400     Bindley Western Industries,
               Inc...............................................         97,113
 1,500     Biomatrix, Inc.*......................................        117,000
 4,000     Colorado MEDtech, Inc.*...............................         44,500
 2,700     D & K Healthcare
               Resources, Inc.*..................................         66,825
 2,000     Ocular Sciences Inc.*.................................         57,375
 2,000     Patterson Dental Co.*.................................         86,500
 2,820     Priority Heathcare Corp.
               Class "B"*........................................        127,605
 1,600     ResMed Inc.*..........................................         45,200
 4,000     Techne Corp.*.........................................        115,500
 2,000     VISX, Inc.*...........................................        215,125
 3,000     Xomed Surgical Products,
               Inc.*.............................................        117,750
                                                                     -----------
                                                                       1,369,293

           OFFICE EQUIPMENT &
             SUPPLIES (0.6%)
 1,000     Pitney Bowes, Inc.....................................         63,750
 2,250     Staples, Inc.*........................................         73,969
                                                                     -----------
                                                                         137,719

           PRECISION
             INSTRUMENTS (2.5%)
 1,500     Badger Meter, Inc.....................................         46,031
 1,500     Hutchinson Technology Inc.*...........................         37,312
 3,600     Kronos Inc.*..........................................         88,200
 3,300     Optical Coating Laboratory,
               Inc...............................................        158,400
 1,500     Orbotech Ltd.*........................................         73,688
 1,200     Waters Corp.*.........................................        126,075
                                                                     -----------
                                                                         529,706

           PUBLISHING (2.2%)
 4,500     Advanced Marketing
               Services, Inc.....................................         58,500
 1,300     Consolidated Graphics, Inc.*..........................         75,075
 2,400     Houghton Mifflin Co...................................        112,500
 2,100     Valassis Communications,
               Inc.*.............................................        108,675
 2,600     Wiley (John) & Sons, Inc.
               Class "A" ........................................        109,200
                                                                     -----------
                                                                         463,950

           RAILROAD (0.2%)
 3,000     Johnstown America
               Industries, Inc.*.................................         44,625

--------------------------------------------------------------------------------

                                          Value Line Small-Cap Growth Fund, Inc.

                                                                  March 31, 1999
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

           RECREATION (1.8%)
 2,000     Action Performance
               Companies, Inc.*..................................    $    60,250
 1,200     Harley-Davidson, Inc..................................         69,000
 2,000     International Speedway Corp.
               Class "A".........................................        105,500
 1,200     Royal Caribbean Cruises Ltd...........................         46,800
 2,200     Steiner Leisure Ltd.*.................................         67,650
 2,200     THQ, Inc.*............................................         44,825
                                                                     -----------
                                                                         394,025

           RESTAURANT (2.8%)
 3,200     Bob Evans Farms, Inc..................................         64,000
 3,300     Brinker International, Inc.*..........................         85,181
 2,500     Darden Restaurants, Inc...............................         51,563
 4,200     Foodmaker Inc.*.......................................        107,100
 1,900     Papa John's International,
               Inc.*.............................................         83,837
 4,800     Ruby Tuesday, Inc.....................................         83,400
 6,000     Ryan's Family Steak
               Houses, Inc.*.....................................         72,375
   900     Tricon Global Restaurants,
               Inc.*.............................................         63,225
                                                                     -----------
                                                                         610,681

           RETAIL--SPECIAL
             LINES (9.2%)
 1,500     Abercrombie & Fitch Co.
               Class "A"* .......................................        138,000
 1,400     American Eagle
               Outfitters, Inc.*.................................        100,362
 2,500     AnnTaylor Stores Corp.*...............................        110,469
 2,800     bebe stores, inc.*....................................        114,800
 2,000     Best Buy Co., Inc.*...................................        104,000
 3,400     Children's Place Retail
               Stores, Inc. (The)* ..............................         91,587
   800     Circuit City Stores--
               Circuit City Group ...............................         61,300
 3,000     Copart, Inc.*.........................................         62,250
 2,500     Deb Shops, Inc........................................         28,125
 1,200     Dollar Tree Stores, Inc.*.............................         37,125
 2,500     Fossil Inc.*..........................................         74,531
 1,200     Gap Inc. (The)........................................         80,775
 2,800     Group 1 Automotive Inc.*..............................         68,775
 2,500     Hollywood Entertainment
               Corp.*............................................         46,563
 2,700     Intimate Brands, Inc..................................        129,937
 2,000     Linens `N' Things, Inc.*..............................         90,750
 4,000     Media Arts Group, Inc.*...............................         36,000
 2,000     Men's Wearhouse,
               Inc. (The) *......................................         57,750
 5,000     Musicland Stores Corp.*...............................         44,063
 4,000     Programmer's Paradise, Inc.*..........................         48,500
 1,500     Ross Stores Inc.......................................         65,719
 4,000     Rush Enterprises, Inc.*...............................         45,000
 4,000     Sonic Automotive, Inc.*...............................         62,000
 1,500     TJX Companies, Inc....................................         51,000
 2,100     Tiffany & Co..........................................        156,975
 2,000     Zale Corp.*...........................................         68,375
                                                                     -----------
                                                                       1,974,731

           RETAIL BUILDING
             SUPPLY (0.4%)
 2,000     Eagle Hardware &
               Garden, Inc.*.....................................         76,375

           RETAIL STORE (2.4%)
 3,000     Ames Department
               Stores, Inc.*.....................................        111,375
 2,500     BJ's Wholesale Club, Inc.*............................         66,094
   800     Dayton Hudson Corp....................................         53,300
 3,000     Family Dollar Stores, Inc.............................         69,000
 1,000     Kohl's Corp.*.........................................         70,875
 1,500     99 Cents Only Stores*.................................         63,656
 2,600     Pacific Sunwear of
               California, Inc.*.................................         90,350
                                                                     -----------
                                                                         524,650

--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

           SEMICONDUCTOR (3.6%)
 1,600     Applied Micro Circuits
               Corp.*............................................    $    68,400
 1,900     MIPS Technologies, Inc.*..............................        115,900
 1,000     PMC-Sierra, Inc.*.....................................         71,187
 1,400     QLogic Corp.*.........................................         93,975
 1,200     RF Micro Devices Inc.*................................        114,825
   800     Rambus Inc.*..........................................         51,500
 1,000     SDL, Inc.*............................................         90,750
 2,000     TranSwitch Corp.*.....................................         90,500
 1,400     Vitesse Semiconductor
               Corp.*............................................         70,875
                                                                     -----------
                                                                         767,912

           SEMICONDUCTOR
             CAPITAL
             EQUIPMENT (0.3%)
 1,600     Electro Scientific
               Industries, Inc.*.................................         74,400

           SHOE (0.8%)
 4,000     K-Swiss Inc. Class "A"................................        101,000
 1,200     Timberland Co. (The)
               Class "A"*........................................         75,675
                                                                     -----------
                                                                         176,675

           TELECOMMUNICATIONS
             EQUIPMENT (2.7%)
 3,000     AVT Corp.*............................................         71,625
 1,000     Associated Group, Inc. (The)
               Class "A"* .......................................         49,563
 3,000     CommScope, Inc.*......................................         62,812
 6,200     InterVoice, Inc.*.....................................         68,200
 1,500     L-3 Communications
               Holdings, Inc.....................................         69,375
 4,000     Polycom, Inc.*........................................         75,000
 2,000     Powerwave Technologies,
               Inc.*.............................................         56,750
 1,400     Scientific-Atlanta, Inc...............................         38,150
 3,300     Viatel, Inc.*.........................................         94,050
                                                                     -----------
                                                                         585,525

           TELECOMMUNICATION
             SERVICES (3.7%)
 1,200     Century Telephone
               Enterprises, Inc..................................         84,300
 3,000     DyCom Industries, Inc.*...............................        130,500
 2,400     GeoTel Communications
               Corp.*............................................        110,100
 2,000     Global Crossing Ltd.*.................................         92,500
 1,000     Level 3 Communications,
               Inc.*.............................................         72,813
   700     MCI WorldCom, Inc.*...................................         61,994
   800     MediaOne Group Inc.*..................................         50,800
 2,400     Metromedia Fiber Network,
               Inc. Class "A"* ..................................        124,350
   900     Qwest Communications
               International Inc.*...............................         64,884
                                                                     -----------
                                                                         792,241

           THRIFT (0.5%)
 2,000     Flagstar Bancorp, Inc.................................         53,000
 3,100     Westernbank of Puerto Rico............................         49,406
                                                                     -----------
                                                                         102,406

           TRUCKING/
             TRANSPORTATION
             LEASING (0.2%)
 1,000     Landstar System, Inc.*................................         33,125
                                                                     -----------

           TOTAL COMMON STOCKS
           AND TOTAL INVESTMENT SECURITIES (95.7%)
           (Cost $15,901,180) ...................................    $20,638,703
                                                                     -----------

--------------------------------------------------------------------------------

                                          Value Line Small-Cap Growth Fund, Inc.

                                                                  March 31, 1999
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.7%)
(Including accrued interest)
$800,000   Collateralized by $810,000
               U.S. Treasury Bonds 5.50%,
               due 3/31/03, with a value
               of $818,100 (with State
               Street Bank & Trust
               Company 4.87%, dated
               3/31/99, due 4/1/99,
               delivery value $800,108)..........................    $   800,108

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.6%) ..................................        122,032
                                                                     -----------

NET ASSETS (100%) ...............................................    $21,560,843
                                                                     ===========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($21,560,843 / 1,628,819
  shares outstanding) ...........................................    $     13.24
                                                                     ===========

*Non-income producing.

Abbreviations used in this statement:
(ADR)- American Depository Receipt.






See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Statement of Assets and Liabilities
at March 31, 1999
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost--$15,901,180) ....................................         $ 20,638,703
Repurchase agreement
  (Cost--$800,108) .......................................              800,108
Cash .....................................................               92,964
Receivable for securities sold ...........................              192,687
Dividends receivable .....................................                1,890
                                                                   ------------
    Total Assets .........................................           21,726,352
                                                                   ------------
Liabilities:
Payable for securities purchased .........................              111,359
Payable for capital shares repurchased ...................               29,291
Accrued expenses .........................................               24,859
                                                                   ------------
    Total Liabilities ....................................              165,509
                                                                   ------------
Net Assets ...............................................         $ 21,560,843
                                                                   ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 1,628,819 shares) ..........................         $      1,629
Additional paid-in capital ...............................           17,897,713
Accumulated net realized loss
  on investments .........................................           (1,076,022)
Net unrealized appreciation
  of investments .........................................            4,737,523
                                                                   ------------
Net Assets ...............................................         $ 21,560,843
                                                                   ============
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($21,560,843 / 1,628,819
  shares outstanding) ....................................         $      13.24
                                                                   ============


Statement of Operations
for the year ended March 31, 1999
--------------------------------------------------------------------------------

Investment Income:
Dividend income (net of foreign
  withholding tax of $110) ...............................          $    52,228
Interest income ..........................................               27,804
                                                                    -----------
    Total Income .........................................               80,032
                                                                    -----------
Expenses:
Advisory fee .............................................              144,415
Custodian fees ...........................................               52,718
Service and distribution plan fee ........................               48,139
Auditing and legal fees ..................................               36,781
Accounting and bookkeeping expense .......................               32,400
Directors' fees and expenses .............................               23,152
Registration and filing fees .............................               19,722
Printing .................................................               17,617
Insurance, dues and other ................................                5,813
Transfer agent fees ......................................                5,101
Amortization of deferred organization
  costs (note 2) .........................................                3,015
                                                                    -----------
    Total Expenses before fee waivers
      and custody credits ................................              388,873
    Less: advisory and service and
      distribution plan fees waived ......................             (116,235)
    Less: custody credits ................................               (9,571)
                                                                    -----------
    Net Expenses .........................................              263,067
                                                                    -----------
Net Investment Loss ......................................             (183,035)
                                                                    -----------
Net Realized and Unrealized Gain
  (Loss) on Investments:
    Net Realized Loss ....................................           (1,060,364)
    Change in Net Unrealized
      Appreciation .......................................            1,539,399
                                                                    -----------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  on Investments .........................................              479,035
                                                                    -----------
Net Increase in Net Assets
  from Operations ........................................          $   296,000
                                                                    ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          Value Line Small-Cap Growth Fund, Inc.

Statement of Changes in Net Assets
for the years ended March 31, 1999 and 1998
--------------------------------------------------------------------------------

                                                                 Year Ended       Year Ended
                                                               March 31, 1999   March 31, 1998
                                                               -------------------------------
Operations:
  Net investment loss .......................................   $   (183,035)   $   (238,939)
  Net realized (loss) gain on investments ...................     (1,060,364)      2,251,939
  Change in net unrealized appreciation .....................      1,539,399       2,424,139
                                                               -----------------------------
  Net increase in net assets from operations ................        296,000       4,437,139
                                                               -----------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ............       (374,217)     (3,576,786)
                                                               -----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................      3,510,733       5,385,378
  Proceeds from reinvestment of distributions to shareholders        365,602       3,548,688
  Cost of shares repurchased ................................     (3,726,932)     (5,279,204)
                                                               -----------------------------
  Net increase from capital share transactions ..............        149,403       3,654,862
                                                               -----------------------------

Total Increase in Net Assets ................................         71,186       4,515,215

Net Assets:
  Beginning of year .........................................     21,489,657      16,974,442
                                                               -----------------------------
  End of year ...............................................   $ 21,560,843    $ 21,489,657
                                                               =============================



See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line  Small-Cap  Growth Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Permanent book-tax differences relating to shareholder distributions have been reclassified. Net investment loss, net realized gain (loss), and net assets were not affected. In the current year the net investment loss of $183,035 was reclassified within the composition of net assets to additional paid-in capital.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.   Organization Costs

Costs of $66,890 incurred in connection with the Funds's organization and initial registration were deferred and amortized over sixty months beginning at the commencement of operations of the Fund. At March 31, 1999 the organization costs were fully amortized.

--------------------------------------------------------------------------------

                                          Value Line Small-Cap Growth Fund, Inc.

                                                                  March 31, 1999
--------------------------------------------------------------------------------

3.   Capital Share Transactions Transactions in capital stock were as follows:

                                                    Year Ended        Year Ended
                                                     March 31,         March 31,
                                                       1999              1998
                                                    ----------------------------
Shares sold ............................             304,372             344,231
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................              32,070             296,713
                                                    ----------------------------
                                                     336,442             640,944
Shares repurchased .....................             314,846             373,731
                                                    ----------------------------
Net increase ...........................              21,596             267,213
                                                    ============================

4.  Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                       Year Ended
                                                     March 31, 1999
                                                     --------------
PURCHASES:
  Investment Securities ..........................     $39,805,349
                                                       ===========
SALES:
  Investment Securities ..........................     $40,609,444
                                                       ===========

At March 31, 1999, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $16,702,914. The aggregate appreciation and depreciation of investments at March 31, 1999, based on a comparison of investment values and their costs for federal income tax purposes was $5,234,022 and $498,125, respectively, resulting in a net appreciation of $4,735,897. For federal income tax purposes the Fund had a net capital loss carryover at March 31, 1999 of $1,074,389, which will expire in the year 2007. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to its shareholders.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $57,239 was paid to Value Line, Inc. the Fund's investment adviser (the "Adviser"), for the period April 1, 1998 to August 18, 1998. For the period August 19, 1998 to March 31, 1999 advisory fees of $87,176 were voluntarily waived by the Adviser. The fee was computed at the annual rate of
 .75 of 1% of the daily net assets during the year and was paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders, at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $19,080 for the period April 1, 1998 to August 18, 1998 were paid to the Distributor, and fees amounting to $29,059 for the period August 19, 1998 to March 31, 1999, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund. During the year ended March 31, 1999, the Fund paid brokerage commissions totaling $19,653 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 1999, the Adviser and/or affiliated companies and the Value Line Inc. Profit Sharing and Savings Plan owned 1,304,778 shares of the Fund's capital stock, representing 80.1% of the outstanding shares. In addition, certain officers and directors of the Fund owned 45,337 shares of capital stock, representing 2.8% of the outstanding shares.

--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                            Years Ended March 31,
                                          -------------------------------------------------------------------------------------
                                             1999                 1998              1997              1996              1995
                                          -------------------------------------------------------------------------------------
Net asset value, beginning of year ....   $    13.37           $    12.67        $    15.11        $    12.33        $    11.80
                                          -------------------------------------------------------------------------------------

Income (loss) from
  investment operations:
  Net investment (loss) income ........         (.11)(4)             (.15)             (.13)             (.18)             (.19)(1)
  Net gains or (losses) on securities
    (both realized and unrealized) ....          .21                 3.34              (.08)             3.08              1.05
                                          -------------------------------------------------------------------------------------
  Total from investment operations ....          .10                 3.19              (.21)             2.90               .86
                                          -------------------------------------------------------------------------------------

Less distributions:
  Distributions from capital gains ....         (.23)               (2.49)            (2.23)             (.12)             (.33)
                                          -------------------------------------------------------------------------------------
  Total distributions .................         (.23)               (2.49)            (2.23)             (.12)             (.33)
                                          -------------------------------------------------------------------------------------

Net asset value, end of year ..........   $    13.24           $    13.37        $    12.67        $    15.11        $    12.33
                                          =====================================================================================

Total return ..........................         1.01%               27.50%            (2.07)%           23.58%             7.57%
                                          =====================================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands)    $   21,561           $   21,490        $   16,974        $   19,106        $   12,492
Ratio of expenses to
  average net assets ..................         1.34%(3)(4)          1.81%(2)          1.87%(2)          2.15%(2)          2.48%(1)
Ratio of net investment (loss) income
  to average net assets ...............   (0.90)%(4)                (1.10)%           (1.07)%           (1.27)%      (1.63)%(1)
Portfolio turnover rate ...............          203%                 149%              100%               57%               30%

(1) Net of expense reimbursement by the Adviser. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.20), the ratio of expenses to average net assets would have been 2.52%, and the ratio of net investment loss to average net assets would have been (1.67%).

(2)  Before offset of custody credits.

(3) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.29%.

(4) Net of waived advisory fee and service and distribution plan fees. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.18), the ratio of expenses to average net assets would have been 1.91% and the ratio of net investment loss to average net assets would have been (1.47%).








See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          Value Line Small-Cap Growth Fund, Inc.

                                               Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Value Line Small-Cap Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Small-Cap Growth Fund, Inc. (the "Fund") at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers  LLP
1177 Avenue of the Americas
New York, New York 10036

May 17, 1999


--------------------------------------------------------------------------------

                          Other Information (unaudited)

Year 2000. Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.

--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.
--------------------------------------------------------------------------------








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--------------------------------------------------------------------------------

                                          Value Line Small-Cap Growth Fund, Inc.
--------------------------------------------------------------------------------







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--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income. Capital appreciation is a secondary objective.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achive a high total investment return consistent with reasonable risk.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

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20

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      Francis C. Oakley
                      Marion N. Ruth
                      Francis T. Newton

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      Steven M. Yeary
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).



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